Note 12 - Subsequent Events (Details Textual) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Major ordinary share transactions [member] | Aspire purchase agreement 2018 [member]
Statement Line Items [Line Items]
Number of Shares Issued During the Period	707,547
Proceeds from Issuing Shares, Gross	$ 1,500,000
Cantor Fitzgerald [member]
Statement Line Items [Line Items]
Proceeds from Issuing Shares, Gross		$ 7,000,000
Cantor Fitzgerald [member] | Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of Shares Issued During the Period	1,901,279
Proceeds from Issuing Shares, Gross	$ 3,690,000